Investment in Affiliates - Summary of Unaudited Financial Information Related to the Income Statement (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial information related to operating results
Net operating revenues										$ 1,357	$ 1,369	$ 1,278
Operating expenses										638	675	630
Operating income										719	694	648
Net income										696	664	639
FDC equity earnings	$ 51	$ 57	$ 55	$ 58	$ 50	$ 52	$ 47	$ 51	$ 38	$ 220	$ 188	$ 158
Unconsolidated Significant Subsidiary [Member]
Investment in Affiliates
Pre-tax loss (as a percent)	20.00%
Financial information related to operating results
Net operating revenues	$ 211
Operating expenses	89
Operating income	122
Net income	122
FDC equity earnings	$ 38